Parent Company Only Condensed Financial Information (Unaudited) (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Parent Company Only Condensed Financial Information (Unaudited) (Details) [Line Items]
Subsidiaries exceed percentage	25.00%	25.00%
PRC [Member]
Parent Company Only Condensed Financial Information (Unaudited) (Details) [Line Items]
Subsidiaries exceed percentage	25.00%
PRC Subsidiaries [Member]
Parent Company Only Condensed Financial Information (Unaudited) (Details) [Line Items]
Subsidiaries exceed percentage		25.00%